                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO
Portfolio of Investments - March 31, 2007   (Unaudited)

                                                                             NUMBER OF
DESCRIPTION                                                                    SHARES           VALUE
------------------------------------------------------------------           ---------     --------------
COMMON STOCKS   92.8%
AEROSPACE & DEFENSE   0.1%
L-3 Communications Holdings, Inc..................................              36,600     $    3,201,402
                                                                                           --------------

AIRLINES   0.3%
Southwest Airlines Co.............................................             956,700         14,063,490
                                                                                           --------------

ALUMINUM   2.3%
Alcoa, Inc........................................................           2,716,200         92,079,180
                                                                                           --------------

ASSET MANAGEMENT & CUSTODY BANKS   1.3%
Bank of New York Co., Inc.........................................           1,327,400         53,826,070
                                                                                           --------------

BREWERS   0.7%
Anheuser-Busch Cos., Inc..........................................             533,400         26,915,364
                                                                                           --------------

BROADCASTING & CABLE TV   3.7%
Clear Channel Communications, Inc.................................             642,796         22,523,572
Comcast Corp., Class A (a)........................................           3,335,450         86,554,927
Liberty Media Holding Corp. - Capital, Ser A (a)..................             361,975         40,030,815
                                                                                           --------------
                                                                                              149,109,314
                                                                                           --------------
CATALOG RETAIL   1.0%
Liberty Media Holding Corp. - Interactive, Ser A (a)..............           1,706,975         40,660,144
                                                                                           --------------

COMMUNICATIONS EQUIPMENT   0.6%
Cisco Systems, Inc. (a)...........................................             432,800         11,049,384
Ericsson, Class B - ADR (Sweden)..................................             348,220         12,915,480
                                                                                           --------------
                                                                                               23,964,864
                                                                                           --------------
COMPUTER HARDWARE   2.3%
Dell, Inc. (a)....................................................           1,944,400         45,129,524
Hewlett-Packard Co................................................             412,710         16,566,179
International Business Machines Corp..............................             341,700         32,208,642
                                                                                           --------------
                                                                                               93,904,345
                                                                                           --------------
DATA PROCESSING & OUTSOURCED SERVICES   0.7%
First Data Corp...................................................             450,400         12,115,760
Western Union Co..................................................             661,700         14,524,315
                                                                                           --------------
                                                                                               26,640,075
                                                                                           --------------


DIVERSIFIED BANKS   4.6%
Barclays PLC - ADR (United Kingdom)...............................             143,700     $    8,182,278
U.S. Bancorp......................................................             523,400         18,303,298
Wachovia Corp.....................................................           1,837,700        101,165,385
Wells Fargo & Co..................................................           1,708,200         58,813,326
                                                                                           --------------
                                                                                              186,464,287
                                                                                           --------------
DIVERSIFIED CHEMICALS   2.4%
Du Pont (E.I.) de Nemours & Co....................................           1,973,900         97,569,877
                                                                                           --------------

DRUG RETAIL   1.3%
CVS Corp..........................................................           1,581,800         54,002,652
                                                                                           --------------

ELECTRIC UTILITIES   0.2%
American Electric Power Co., Inc..................................             202,472          9,870,510
                                                                                           --------------

ELECTRONIC EQUIPMENT MANUFACTURERS   0.1%
Cognex Corp.......................................................             132,800          2,877,776
                                                                                           --------------

ELECTRONIC MANUFACTURING SERVICES   0.1%
Flextronics International Ltd. (Singapore) (a)....................             309,600          3,387,024
Kemet Corp. (a)...................................................             167,000          1,277,550
                                                                                           --------------
                                                                                                4,664,574
                                                                                           --------------
HEALTH CARE DISTRIBUTORS   1.1%
Cardinal Health, Inc..............................................             582,700         42,507,965
                                                                                           --------------

HEALTH CARE EQUIPMENT   0.7%
Boston Scientific Corp. (a).......................................           2,004,500         29,145,430
                                                                                           --------------

HOME IMPROVEMENT RETAIL   0.7%
Home Depot, Inc...................................................             374,300         13,751,782
Lowe's Cos., Inc..................................................             501,600         15,795,384
                                                                                           --------------
                                                                                               29,547,166
                                                                                           --------------
HOUSEHOLD PRODUCTS   2.0%
Kimberly-Clark Corp...............................................           1,200,500         82,222,245
                                                                                           --------------

HYPERMARKETS & SUPER CENTERS   2.4%
Wal-Mart Stores, Inc..............................................           2,089,500         98,102,025
                                                                                           --------------



INDUSTRIAL CONGLOMERATES   1.1%
General Electric Co...............................................           1,251,600     $   44,256,576
                                                                                           --------------

INTEGRATED TELECOMMUNICATION SERVICES   4.7%
AT&T, Inc.........................................................           1,779,300         70,157,799
Verizon Communications, Inc.......................................           3,132,200        118,773,024
                                                                                           --------------
                                                                                              188,930,823
                                                                                           --------------
INVESTMENT BANKING & BROKERAGE   1.1%
Merrill Lynch & Co., Inc..........................................             546,100         44,599,987
                                                                                           --------------

LIFE & HEALTH INSURANCE   1.7%
AFLAC, Inc........................................................             361,000         16,988,660
MetLife, Inc......................................................             470,800         29,731,020
Torchmark Corp....................................................             317,710         20,838,599
                                                                                           --------------
                                                                                               67,558,279
                                                                                           --------------
MOVIES & ENTERTAINMENT   5.3%
News Corp., Class B...............................................           1,671,200         40,894,264
Time Warner, Inc..................................................           4,326,600         85,320,552
Viacom, Inc., Class B (a).........................................           2,041,700         83,934,287
Walt Disney Co....................................................             104,500          3,597,935
                                                                                           --------------
                                                                                              213,747,038
                                                                                           --------------
MULTI-LINE INSURANCE   1.7%
American International Group, Inc.................................             586,000         39,390,920
Genworth Financial, Inc., Class A.................................             376,500         13,154,910
Hartford Financial Services Group, Inc............................             153,100         14,633,298
                                                                                           --------------
                                                                                               67,179,128
                                                                                           --------------
OTHER DIVERSIFIED FINANCIAL SERVICES   8.1%
Bank of America Corp..............................................           2,493,900        127,238,778
Citigroup, Inc....................................................           2,942,600        151,073,084
JPMorgan Chase & Co...............................................           1,000,200         48,389,676
                                                                                           --------------
                                                                                              326,701,538
                                                                                           --------------
PACKAGED FOODS & MEATS   5.1%
Cadbury Schweppes PLC - ADR (United Kingdom)......................           1,400,600         71,948,822
Kraft Foods, Inc., Class A........................................           1,515,400         47,977,564



PACKAGED FOODS & MEATS (CONTINUED)
Unilever N.V. (Netherlands).......................................           2,950,700     $   86,219,454
                                                                                           --------------
                                                                                              206,145,840
                                                                                           --------------
PAPER PRODUCTS   3.2%
International Paper Co............................................           3,575,702        130,155,553
                                                                                           --------------

PHARMACEUTICALS   16.7%
Abbott Laboratories...............................................           1,050,400         58,612,320
Bristol-Myers Squibb Co...........................................           4,030,800        111,895,008
Eli Lilly & Co....................................................           1,495,100         80,301,821
GlaxoSmithKline PLC - ADR (United Kingdom)........................           1,662,200         91,853,172
Pfizer, Inc.......................................................           2,662,600         67,257,276
Roche Holdings AG - ADR (Switzerland).............................             704,900         62,071,379
Sanofi Aventis - ADR (France).....................................             671,500         29,095,357
Schering-Plough Corp..............................................           3,025,100         77,170,301
Wyeth.............................................................           1,949,700         97,543,491
                                                                                           --------------
                                                                                              675,800,125
                                                                                           --------------
PROPERTY & CASUALTY INSURANCE   3.5%
Berkshire Hathaway, Inc., Class B (a).............................               9,930         36,145,200
Chubb Corp........................................................           1,500,180         77,514,301
Travelers Cos., Inc...............................................             534,700         27,681,419
                                                                                           --------------
                                                                                              141,340,920
                                                                                           --------------
PUBLISHING   0.4%
Gannett Co., Inc..................................................             301,900         16,993,951
                                                                                           --------------

REGIONAL BANKS   1.1%
PNC Financial Services Group, Inc.................................             474,400         34,142,568
SunTrust Banks, Inc...............................................             145,600         12,090,624
                                                                                           --------------
                                                                                               46,233,192
                                                                                           --------------
SEMICONDUCTOR EQUIPMENT   0.3%
KLA-Tencor Corp...................................................             229,800         12,252,936
                                                                                           --------------

SEMICONDUCTORS   1.3%
Intel Corp........................................................           1,669,700         31,941,361
Texas Instruments, Inc............................................             663,100         19,959,310
                                                                                           --------------
                                                                                               51,900,671
                                                                                           --------------



SOFT DRINKS   2.5%
Coca-Cola Co......................................................           2,074,900     $   99,595,200
                                                                                           --------------

SPECIALTY CHEMICALS   0.7%
Rohm & Haas Co....................................................             574,800         29,728,656
                                                                                           --------------

SYSTEMS SOFTWARE   1.0%
McAfee, Inc. (a)..................................................             636,900         18,521,052
Microsoft Corp....................................................             793,300         22,109,271
                                                                                           --------------
                                                                                               40,630,323
                                                                                           --------------
THRIFTS & MORTGAGE FINANCE   2.6%
Fannie Mae........................................................             348,800         19,037,504
Freddie Mac.......................................................           1,430,700         85,112,343
                                                                                           --------------
                                                                                              104,149,847
                                                                                           --------------
TOBACCO   1.7%
Altria Group, Inc.................................................             785,900         69,009,879
                                                                                           --------------

WIRELESS TELECOMMUNICATION SERVICES   0.4%
Sprint Nextel Corp................................................             837,000         15,869,520
                                                                                           --------------

TOTAL LONG-TERM INVESTMENTS   92.8%
  (Cost $3,299,279,988)...............................................................      3,754,118,737
                                                                                           --------------
REPURCHASE AGREEMENTS  5.7%
Citigroup Global Markets, Inc. ($60,820,878 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.30%, dated 03/30/07, to be sold on 04/02/07 at $60,847,740)......................         60,820,878
State Street Bank & Trust Co. ($170,152,122 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.13%, dated 03/30/07, to be sold on 04/02/07 at $170,224,862).....................        170,152,122
                                                                                           --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $230,973,000).................................................................        230,973,000
                                                                                           --------------

TOTAL INVESTMENTS  98.5%
  (Cost $3,530,252,988)...............................................................      3,985,091,737

OTHER ASSETS IN EXCESS OF LIABILITIES  1.5%...........................................         59,760,977
                                                                                           --------------

NET ASSETS 100.0%.....................................................................     $4,044,852,714
                                                                                           ==============



Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.


ADR - American Depositary Receipt


VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO
Portfolio of Investments  -  March 31, 2007  (Unaudited)

                                                                          NUMBER OF
DESCRIPTION                                                                 SHARES             VALUE
-----------------------------------------------------------------         ---------        ------------
COMMON STOCKS   94.6%
AEROSPACE & DEFENSE   5.6%
Honeywell International, Inc.....................................            80,000        $  3,684,800
Lockheed Martin Corp.............................................            80,000           7,761,600
Precision Castparts Corp.........................................            70,000           7,283,500
Raytheon Co......................................................            80,000           4,196,800
                                                                                           ------------
                                                                                             22,926,700
                                                                                           ------------
APPAREL, ACCESSORIES & LUXURY GOODS   2.9%
Coach, Inc. (a)..................................................           125,000           6,256,250
Phillips-Van Heusen Corp.........................................            40,000           2,352,000
Polo Ralph Lauren Corp., Class A.................................            35,000           3,085,250
                                                                                           ------------
                                                                                             11,693,500
                                                                                           ------------
APPAREL RETAIL   0.5%
American Eagle Outfitters, Inc...................................            67,500           2,024,325
                                                                                           ------------

APPLICATION SOFTWARE   1.5%
Adobe Systems, Inc. (a)..........................................           150,000           6,255,000
                                                                                           ------------

AUTOMOBILE MANUFACTURERS   0.2%
Toyota Motor Corp. - ADR (Japan).................................             7,700             986,832
                                                                                           ------------

BIOTECHNOLOGY   3.3%
Celgene Corp. (a)................................................           100,000           5,246,000
Gilead Sciences, Inc. (a)........................................            80,000           6,120,000
Vertex Pharmaceuticals, Inc. (a).................................            75,000           2,103,000
                                                                                           ------------
                                                                                             13,469,000
                                                                                           ------------
BROADCASTING & CABLE TV   1.4%
Comcast Corp., Class A (a).......................................           215,000           5,579,250
                                                                                           ------------

CASINOS & GAMING   1.5%
International Game Technology....................................            50,000           2,019,000
Las Vegas Sands Corp. (a)........................................            25,000           2,165,250
MGM MIRAGE (a)...................................................            30,000           2,085,600
                                                                                           ------------
                                                                                              6,269,850
                                                                                           ------------
COMMUNICATIONS EQUIPMENT   3.8%
Cisco Systems, Inc. (a)..........................................           445,000          11,360,850



COMMUNICATIONS EQUIPMENT (CONTINUED)
Research In Motion, Ltd. (Canada) (a)............................            30,000           4,094,700
                                                                                           ------------
                                                                                             15,455,550
                                                                                           ------------
COMPUTER HARDWARE   5.3%
Apple Computer, Inc. (a).........................................            80,000           7,432,800
Hewlett-Packard Co...............................................           245,000           9,834,300
IBM Corp.........................................................            45,000           4,241,700
                                                                                           ------------
                                                                                             21,508,800
                                                                                           ------------
COMPUTER STORAGE & PERIPHERALS   0.9%
EMC Corp. (a)....................................................           250,000           3,462,500
                                                                                           ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   1.7%
Deere & Co.......................................................            35,000           3,802,400
Manitowoc Co., Inc...............................................            50,000           3,176,500
                                                                                           ------------
                                                                                              6,978,900
                                                                                           ------------
DEPARTMENT STORES   3.2%
J.C. Penney Co., Inc.............................................           100,000           8,216,000
Kohl's Corp. (a).................................................            60,000           4,596,600
                                                                                           ------------
                                                                                             12,812,600
                                                                                           ------------
DIVERSIFIED BANKS   0.7%
Barclays PLC - ADR (United Kingdom)..............................            50,000           2,847,000
                                                                                           ------------

ELECTRICAL COMPONENTS & EQUIPMENT   1.3%
Emerson Electric Co..............................................           120,000           5,170,800
                                                                                           ------------

FERTILIZERS & AGRICULTURAL CHEMICALS   1.4%
Monsanto Co......................................................           100,000           5,496,000
                                                                                           ------------

FOOD RETAIL   1.1%
Safeway, Inc.....................................................           125,000           4,580,000
                                                                                           ------------

FOOTWEAR   1.3%
Nike, Inc., Class B..............................................            50,000           5,313,000
                                                                                           ------------

GENERAL MERCHANDISE STORES   0.7%
Target Corp......................................................            50,000           2,963,000
                                                                                           ------------



HEALTH CARE EQUIPMENT   4.0%
Baxter International, Inc........................................           125,000           6,583,750
Hologic, Inc. (a)................................................            95,000           5,475,800
Stryker Corp.....................................................            60,000           3,979,200
                                                                                           ------------
                                                                                             16,038,750
                                                                                           ------------
HEAVY ELECTRICAL EQUIPMENT   0.8%
ABB, Ltd. - ADR (Switzerland)....................................           200,000           3,436,000
                                                                                           ------------

HOTELS, RESORTS & CRUISE LINES   2.0%
Hilton Hotels Corp...............................................            95,000           3,416,200
Marriott International, Inc., Class A............................           100,000           4,896,000
                                                                                           ------------
                                                                                              8,312,200
                                                                                           ------------
HOUSEHOLD PRODUCTS   2.1%
Colgate-Palmolive Co.............................................            60,000           4,007,400
Procter & Gamble Co..............................................            70,000           4,421,200
                                                                                           ------------
                                                                                              8,428,600
                                                                                           ------------
HYPERMARKETS & SUPER CENTERS   0.7%
Wal-Mart de Mexico, SA de CV, Ser V - ADR (Mexico)...............            62,600           2,679,324
                                                                                           ------------

INDUSTRIAL MACHINERY   1.1%
Danaher Corp.....................................................            60,000           4,287,000
                                                                                           ------------

INTEGRATED OIL & GAS   2.3%
Exxon Mobil Corp.................................................            90,000           6,790,500
Marathon Oil Corp................................................            25,000           2,470,750
                                                                                           ------------
                                                                                              9,261,250
                                                                                           ------------
INTERNET SOFTWARE & SERVICES   4.7%
Akamai Technologies, Inc. (a)....................................           130,000           6,489,600
Google, Inc., Class A (a)........................................            18,200           8,338,512
Yahoo!, Inc. (a).................................................           130,000           4,067,700
                                                                                           ------------
                                                                                             18,895,812
                                                                                           ------------
INVESTMENT BANKING & BROKERAGE   3.4%
Bear Stearns Co., Inc............................................            20,000           3,007,000
Charles Schwab Corp..............................................           245,000           4,481,050
Goldman Sachs Group, Inc.........................................            30,000           6,198,900
                                                                                           ------------
                                                                                             13,686,950
                                                                                           ------------



IT CONSULTING & OTHER SERVICES   3.8%
Accenture, Ltd., Class A (Bermuda)...............................           100,000           3,854,000
Cognizant Technology Solutions Corp., Class A (a)................            90,000           7,944,300
Infosys Technologies, Ltd. - ADR (India).........................            75,000           3,768,750
                                                                                           ------------
                                                                                             15,567,050
                                                                                           ------------
LIFE & HEALTH INSURANCE   1.3%
Prudential Financial, Inc. ......................................            60,000           5,415,600
                                                                                           ------------

MOVIES & ENTERTAINMENT   1.5%
Walt Disney Co. .................................................           175,000           6,025,250
                                                                                           ------------

OIL & GAS EQUIPMENT & SERVICES   2.8%
Cameron International Corp. (a)..................................            65,000           4,081,350
Schlumberger, Ltd.  (Netherlands Antilles).......................            70,000           4,837,000
Tenaris, SA - ADR (Luxembourg)...................................            50,000           2,295,000
                                                                                           ------------
                                                                                             11,213,350
                                                                                           ------------
OIL & GAS EXPLORATION & PRODUCTION   1.0%
Devon Energy Corp. ..............................................            60,000           4,153,200
                                                                                           ------------

OTHER DIVERSIFIED FINANCIAL SERVICES   1.0%
JPMorgan Chase & Co. ............................................            85,000           4,112,300
                                                                                           ------------

PHARMACEUTICALS   9.4%
Abbott Laboratories..............................................           105,000           5,859,000
Allergan, Inc. ..................................................            50,000           5,541,000
Novartis AG - ADR (Switzerland)..................................            75,000           4,097,250
Roche Holdings AG - ADR (Switzerland)............................           100,000           8,805,700
Schering-Plough Corp.............................................           195,000           4,974,450
Shire PLC - ADR (United Kingdom).................................           145,000           8,975,500
                                                                                           ------------
                                                                                             38,252,900
                                                                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT   1.3%
CB Richard Ellis Group, Inc., Class A (a)........................           150,000           5,127,000
                                                                                           ------------

RESTAURANTS   1.7%
McDonald's Corp. ................................................           150,000           6,757,500
                                                                                           ------------



SEMICONDUCTOR EQUIPMENT   1.8%
KLA-Tencor Corp..................................................            80,000           4,265,600
MEMC Electronic Materials, Inc. (a)..............................            50,000           3,029,000
                                                                                           ------------
                                                                                              7,294,600
                                                                                           ------------
SEMICONDUCTORS   1.9%
Broadcom Corp., Class A (a)......................................           120,000           3,848,400
Intel Corp.......................................................           195,000           3,730,350
                                                                                           ------------
                                                                                              7,578,750
                                                                                           ------------
SOFT DRINKS   1.1%
PepsiCo, Inc.....................................................            70,000           4,449,200
                                                                                           ------------

SPECIALIZED FINANCE   0.5%
Chicago Mercantile Exchange Holdings, Inc........................             3,900           2,076,594
                                                                                           ------------

STEEL   1.4%
Allegheny Technologies, Inc......................................            55,000           5,867,950
                                                                                           ------------

WIRELESS TELECOMMUNICATION SERVICES   4.7%
America Movil, SA de CV, Ser L - ADR (Mexico)....................           220,000          10,513,800
American Tower Corp., Class A (a)................................           150,000           5,842,500
Vimpel-Communications - ADR (Russia) (a).........................            30,000           2,845,200
                                                                                           ------------

                                                                                             19,201,500
                                                                                           ------------
TOTAL LONG-TERM INVESTMENTS   94.6%
  (Cost $310,849,940)..............................................................         383,911,237
                                                                                           ------------

REPURCHASE AGREEMENTS  3.5%
Citigroup Global Markets, Inc. ($3,711,824 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $3,713,463).....................           3,711,824



State Street Bank & Trust Co. ($10,384,176 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.13%, dated 03/30/07, to be sold on 04/02/07 at $10,388,615)...................          10,384,176
                                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $14,096,000)...............................................................          14,096,000
                                                                                           ------------

TOTAL INVESTMENTS  98.1%
  (Cost $324,945,940)..............................................................         398,007,237

OTHER ASSETS IN EXCESS OF LIABILITIES  1.9%........................................           7,795,702
                                                                                           ------------

NET ASSETS 100.0%..................................................................        $405,802,939
                                                                                           ============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.


ADR - American Depositary Receipt


VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)                           NUMBER OF
  DESCRIPTION                                                                  SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------
  COMMON STOCKS   98.5%
  ADVERTISING   0.2%
  Omnicom Group, Inc. ..................................................        2,245             $      229,843

  AEROSPACE & DEFENSE   4.6%
  General Dynamics Corp. ...............................................        8,115                    619,986
  Goodrich Corp. .......................................................       15,000                    772,200
  Honeywell International, Inc. ........................................       18,489                    851,603
  Northrop Grumman Corp. ...............................................       11,028                    818,498
  Precision Castparts Corp. ............................................        8,251                    858,517
  Rockwell Collins, Inc. ...............................................        4,600                    307,878
  United Technologies Corp. ............................................       17,841                  1,159,665
                                                                                                  --------------
                                                                                                       5,388,347
                                                                                                  --------------

  AGRICULTURAL PRODUCTS   1.0%
  Archer-Daniels-Midland Co. ...........................................       32,761                  1,202,329
                                                                                                  --------------

  AIR FREIGHT & LOGISTICS   0.5%
  FedEx Corp. ..........................................................        5,084                    546,174
                                                                                                  --------------

  APPAREL, ACCESSORIES & LUXURY GOODS   0.3%
  Coach, Inc. (a).......................................................        7,100                    355,355
                                                                                                  --------------

  APPAREL RETAIL   2.5%
  Abercrombie & Fitch Co., Class A .....................................        3,768                    285,162
  American Eagle Outfitters, Inc. ......................................       25,863                    775,631
  bebe stores, Inc. ....................................................        1,695                     29,459
  Chico's FAS, Inc. (a).................................................       16,806                    410,571
  The Men's Wearhouse, Inc. ............................................       19,028                    895,268
  Ross Stores, Inc. ....................................................        6,550                    224,932
  Urban Outfitters, Inc. (a)............................................       13,375                    354,571
                                                                                                  --------------
                                                                                                       2,975,594
                                                                                                  --------------
  APPLICATION SOFTWARE   0.6%
  Citrix Systems, Inc. (a)..............................................       22,135                    708,984
                                                                                                  --------------
  ASSET MANAGEMENT & CUSTODY BANKS   0.6%
  Franklin Resources, Inc. .............................................        5,592                    675,681
                                                                                                  --------------

  AUTO PARTS & EQUIPMENT   0.4%
  Johnson Controls, Inc. ...............................................        4,650                    439,983
                                                                                                  --------------
  BIOTECHNOLOGY   5.1%
  Affymetrix, Inc. (a)..................................................        9,300                    279,651
  Amgen, Inc. (a).......................................................        4,209                    235,199
  Celgene Corp. (a).....................................................       39,787                  2,087,226
  Genentech, Inc. (a)...................................................        7,266                    596,684
  Gilead Sciences, Inc. (a).............................................       36,525                  2,794,162
                                                                                                  --------------
                                                                                                       5,992,922
                                                                                                  --------------
  BROADCASTING & CABLE TV   1.1%
  Comcast Corp., Class A (a)............................................       25,812                    669,822
  EchoStar Communications Corp., Class A (a)............................       15,580                    676,639
                                                                                                  --------------
                                                                                                       1,346,461
                                                                                                  --------------
  CASINOS & GAMING   0.4%
  MGM MIRAGE (a)........................................................        6,397                    444,719
                                                                                                  --------------

  COMMUNICATIONS EQUIPMENT   6.7%
  ADC Telecommunications, Inc. (a)......................................       23,452                    392,586
  Cisco Systems, Inc. (a)...............................................       46,643                  1,190,796
  Corning, Inc. (a).....................................................      113,146                  2,572,940
  Harris Corp. .........................................................       14,277                    727,413
  Motorola, Inc. .......................................................       70,260                  1,241,494
  QUALCOMM, Inc. .......................................................       25,303                  1,079,426
  Research In Motion, Ltd. (Canada) (a).................................        3,442                    469,799
  Tellabs, Inc. (a).....................................................       14,193                    140,511
                                                                                                  --------------
                                                                                                       7,814,965
                                                                                                  --------------

  COMPUTER & ELECTRONICS RETAIL   0.5%
  Best Buy Co., Inc. ...................................................        7,195                    350,540
  GameStop Corp., Class A (a)...........................................        7,375                    240,204
                                                                                                  --------------
                                                                                                         590,744
                                                                                                  --------------
 COMPUTER HARDWARE   4.9%
  Apple Computer, Inc. (a)..............................................       23,520                  2,185,243
  Hewlett-Packard Co. ..................................................       38,537                  1,546,875

  International Business Machines Corp. ................................       21,356                  2,013,017
                                                                                                  --------------
                                                                                                       5,745,135
                                                                                                  --------------
  COMPUTER STORAGE & PERIPHERALS   0.9%
  EMC Corp. (a).........................................................       71,958                    996,618
                                                                                                  --------------

  CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   2.9%
  Caterpillar, Inc. ....................................................       16,315                  1,093,594
  Deere & Co. ..........................................................        5,759                    625,658
  Manitowoc Co., Inc. ..................................................        6,900                    438,357
  Terex Corp. (a).......................................................        8,250                    592,020
  Toro Co. .............................................................        6,500                    333,060
  Trinity Industries, Inc. .............................................        8,300                    347,936
                                                                                                  --------------
                                                                                                       3,430,625
                                                                                                  --------------
  CONSTRUCTION MATERIALS   0.4%
  Cemex, SA de CV - ADR (Mexico) (a)....................................       15,467                    506,544
                                                                                                  --------------
  CONSUMER FINANCE   0.5%
  First Marblehead Corp. ...............................................       12,423                    557,669
                                                                                                  --------------
  DATA PROCESSING & OUTSOURCED SERVICES   1.1%
  Alliance Data Systems Corp. (a).......................................        7,794                    480,266
  Ceridian Corp. (a)....................................................       10,210                    355,717
  CheckFree Corp. (a)...................................................       10,747                    398,606
                                                                                                  --------------
                                                                                                       1,234,589
                                                                                                  --------------
  DEPARTMENT STORES   2.2%
  J.C. Penney Co., Inc. ................................................       12,375                  1,016,730
  Kohl's Corp. (a)......................................................       11,596                    888,370
  Nordstrom, Inc. ......................................................       12,977                    687,002
                                                                                                  --------------
                                                                                                       2,592,102
                                                                                                  --------------
  DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   0.3%
  Dun & Bradstreet Corp. ...............................................        3,357                    306,158
                                                                                                  --------------
  DIVERSIFIED METALS & MINING   0.5%
  Southern Copper Corp. ................................................        8,192                    587,039
                                                                                                  --------------

  DRUG RETAIL   3.7%
  CVS Corp. ............................................................      118,622                  4,049,755
  Walgreen Co. .........................................................        6,170                    283,141
                                                                                                  --------------
                                                                                                       4,332,896
                                                                                                  --------------
  EDUCATION SERVICES   0.2%
  Apollo Group, Inc., Class A (a).......................................        3,980                    174,722
                                                                                                  --------------
  ELECTRONIC MANUFACTURING SERVICES   0.1%
  Jabil Circuit, Inc. ..................................................        5,968                    127,775
                                                                                                  --------------
  ENVIRONMENTAL & FACILITIES SERVICES   0.5%
  Waste Management, Inc. ...............................................       18,686                    642,985
                                                                                                  --------------
  FERTILIZERS & AGRICULTURAL CHEMICALS   0.8%
  Monsanto Co. .........................................................       16,714                    918,601
                                                                                                  --------------
  FOOD DISTRIBUTORS   0.2%
  Sysco Corp. ..........................................................        7,800                    263,874
                                                                                                  --------------
  FOOD RETAIL   1.3%
  Kroger Co. ...........................................................       33,580                    948,635
  Safeway, Inc. ........................................................       16,212                    594,008
                                                                                                  --------------
                                                                                                       1,542,643
                                                                                                  --------------
  FOOTWEAR   0.2%
  Nike, Inc., Class B ..................................................        2,117                    224,952
                                                                                                  --------------
  GENERAL MERCHANDISE STORES   0.7%
  Dollar Tree Stores, Inc. (a)..........................................        9,198                    351,732
  Target Corp. .........................................................        7,347                    435,383
                                                                                                  --------------
                                                                                                         787,115
                                                                                                  --------------
  HEALTH CARE DISTRIBUTORS   0.6%
  AmerisourceBergen Corp. ..............................................        7,049                    371,835
  McKesson Corp. .......................................................        6,100                    357,094
                                                                                                  --------------
                                                                                                         728,929
                                                                                                  --------------
  HEALTH CARE EQUIPMENT   1.2%
  Becton, Dickinson & Co. ..............................................        5,118                    393,523

  Stryker Corp. ........................................................       15,709                  1,041,821
                                                                                                  --------------
                                                                                                       1,435,344
                                                                                                  --------------
  HEALTH CARE SERVICES   1.4%
  Laboratory Corp. of America Holdings (a)..............................        5,568                    404,404
  Medco Health Solutions, Inc. (a)......................................       11,140                    807,984
  Pediatrix Medical Group, Inc. (a).....................................        3,008                    171,636
  Quest Diagnostics, Inc. ..............................................        5,572                    277,876
                                                                                                  --------------
                                                                                                       1,661,900
                                                                                                  --------------
  HOME ENTERTAINMENT SOFTWARE   0.2%
  Electronic Arts, Inc. (a).............................................        5,125                    258,095
                                                                                                  --------------
  HOME FURNISHING RETAIL   0.2%
  Williams-Sonoma, Inc. ................................................        5,225                    185,279
                                                                                                   --------------
  HOME FURNISHINGS   0.6%
  Tempur-Pedic International, Inc. .....................................       25,993                    675,558
                                                                                                  --------------
  HOME IMPROVEMENT RETAIL   0.2%
  Lowe's Cos., Inc. ....................................................        8,148                    256,581
                                                                                                  --------------
  HOUSEHOLD PRODUCTS   1.4%
  Colgate-Palmolive Co. ................................................       12,400                    828,196
  Kimberly-Clark Corp. .................................................        1,789                    122,529
  Procter & Gamble Co. .................................................       11,466                    724,192
                                                                                                  --------------
                                                                                                       1,674,917
                                                                                                  --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.4%
  TXU Corp. ............................................................        7,326                    469,597
                                                                                                  --------------
  INTEGRATED OIL & GAS   1.8%
  ConocoPhillips .......................................................       18,126                  1,238,912
  Exxon Mobil Corp. ....................................................       10,805                    815,237
                                                                                                  --------------
                                                                                                       2,054,149
                                                                                                  --------------
  INTERNET RETAIL   0.6%
  Expedia, Inc. (a).....................................................       28,183                    653,282
                                                                                                  --------------

  INTERNET SOFTWARE & SERVICES   2.4%
  eBay, Inc. (a)........................................................       49,714                  1,648,019
  Google, Inc., Class A (a).............................................        1,500                    687,240
  Openwave Systems, Inc. (a)............................................       57,434                    468,087
                                                                                                  --------------
                                                                                                       2,803,346
                                                                                                  --------------
  INVESTMENT BANKING & BROKERAGE   4.5%
  Bear Stearns Co., Inc. ...............................................        6,980                  1,049,443
  Goldman Sachs Group, Inc. ............................................       13,622                  2,814,714
  Lehman Brothers Holdings, Inc. .......................................        3,506                    245,666
  Merrill Lynch & Co., Inc. ............................................       14,878                  1,215,086
                                                                                                  --------------
                                                                                                       5,324,909
                                                                                                  --------------
  IT CONSULTING & OTHER SERVICES   1.6%
  Accenture, Ltd., Class A (Bermuda) ...................................       39,265                  1,513,273
  Infosys Technologies, Ltd. - ADR (India) .............................        7,352                    369,438
                                                                                                  --------------
                                                                                                       1,882,711
                                                                                                  --------------
  LIFE & HEALTH INSURANCE   0.4%
  Prudential Financial, Inc. ...........................................        5,430                    490,112
                                                                                                  --------------
  LIFE SCIENCES TOOLS & SERVICES   0.7%
  Thermo Fisher Scientific, Inc. (a)....................................       17,779                    831,168
                                                                                                  --------------
  MANAGED HEALTH CARE   5.9%
  Aetna, Inc. ..........................................................       19,198                    840,680
  Health Net, Inc. (a)..................................................        8,100                    435,861
  UnitedHealth Group, Inc. (b)..........................................       73,076                  3,870,836
  WellCare Health Plans, Inc. (a).......................................        9,345                    796,661
  WellPoint, Inc. (a)...................................................       12,758                  1,034,674
                                                                                                  --------------
                                                                                                       6,978,712
                                                                                                  --------------
  MOTORCYCLE MANUFACTURERS   0.5%
  Harley-Davidson, Inc. ................................................       10,905                    640,669
                                                                                                  --------------
  MOVIES & ENTERTAINMENT   3.0%
  News Corp., Class A ..................................................       56,793                  1,313,054
  Time Warner, Inc. ....................................................       32,068                    632,381
  Walt Disney Co. ......................................................       47,068                  1,620,551
                                                                                                  --------------
                                                                                                       3,565,986
                                                                                                  --------------

  OIL & GAS EQUIPMENT & SERVICES   0.5%
  Baker Hughes, Inc. ...................................................        9,275                    613,356
                                                                                                  --------------
  OIL & GAS EXPLORATION & PRODUCTION   0.6%
  XTO Energy, Inc. .....................................................       11,838                    648,841
                                                                                                  --------------
  OIL & GAS REFINING & MARKETING   1.1%
  Valero Energy Corp. ..................................................       19,407                  1,251,557
                                                                                                  --------------
  OTHER DIVERSIFIED FINANCIAL SERVICES   2.3%
  Bank of America Corp. ................................................       20,239                  1,032,594
  Citigroup, Inc. ......................................................       10,609                    544,666
  JPMorgan Chase & Co. .................................................       22,802                  1,103,161
                                                                                                  --------------
                                                                                                       2,680,421
                                                                                                  --------------
  PACKAGED FOODS & MEATS   1.0%
  General Mills, Inc. ..................................................       12,635                    735,610
  Kellogg Co. ..........................................................        7,759                    399,045
                                                                                                  --------------
                                                                                                       1,134,655
                                                                                                  --------------
  PERSONAL PRODUCTS   0.6%
  Bare Escentuals, Inc. (a).............................................        2,500                     89,675
  Estee Lauder Cos., Inc., Class A .....................................       11,350                    554,448
                                                                                                  --------------
                                                                                                         644,123
                                                                                                  --------------
  PHARMACEUTICALS   4.0%
  Johnson & Johnson ....................................................        6,239                    375,962
  Merck & Co., Inc. ....................................................       29,429                  1,299,879
  Pfizer, Inc. .........................................................       11,560                    292,006
  Schering-Plough Corp. ................................................       78,432                  2,000,800
  Teva Pharmaceutical Industries, Ltd. - ADR (Israel)...................        6,009                    224,917
  Wyeth ................................................................        9,890                    494,797
                                                                                                  --------------
                                                                                                       4,688,361
                                                                                                  --------------
  PROPERTY & CASUALTY INSURANCE   1.4%
  Allstate Corp. .......................................................        7,465                    448,348
  Chubb Corp. ..........................................................        6,651                    343,657
  CNA Financial Corp. (a)...............................................       20,604                    887,826
                                                                                                  --------------
                                                                                                       1,679,831
                                                                                                  --------------

  RAILROADS   1.6%
  Burlington Northern Santa Fe Corp. ...................................          10,377                 834,622
  CSX Corp. ............................................................          11,509                 460,935
  Union Pacific Corp. ..................................................           5,872                 596,302
                                                                                                  --------------
                                                                                                       1,891,859
                                                                                                  --------------
  RESTAURANTS   1.0%
  McDonald's Corp. .....................................................          26,630               1,199,682
                                                                                                  --------------
  SEMICONDUCTOR EQUIPMENT   2.3%
  Applied Materials, Inc. ..............................................          48,282                 884,526
  ASML Holding N.V. (Netherlands) (a)...................................          13,865                 343,159
  KLA-Tencor Corp. .....................................................           5,525                 294,593
  MEMC Electronic Materials, Inc. (a)...................................          19,216               1,164,105
                                                                                                  --------------
                                                                                                       2,686,383
                                                                                                  --------------
  SEMICONDUCTORS   1.7%
  NVIDIA Corp. (a)......................................................          21,924                 630,973
  PMC - Sierra, Inc. (a)................................................         113,929                 798,642
  Texas Instruments, Inc. ..............................................          20,265                 609,977
                                                                                                  --------------
                                                                                                       2,039,592
                                                                                                  --------------
  SOFT DRINKS   0.5%
  Hansen Natural Corp. (a)..............................................          14,055                 532,403
                                                                                                  --------------
  SPECIALIZED FINANCE   1.0%
  CBOT Holdings, Inc., Class A (a)......................................           1,900                 348,513
  Nasdaq Stock Market, Inc. (a).........................................          16,382                 481,794
  NYSE Group, Inc. (a)..................................................           3,700                 349,340
                                                                                                  --------------
                                                                                                       1,179,647
                                                                                                  --------------
  STEEL   0.9%
  Companhia Vale do Rio Doce - ADR (Brazil) ............................          28,959               1,071,193
                                                                                                  --------------
  SYSTEMS SOFTWARE   2.3%
  Microsoft Corp. ......................................................          39,066               1,088,769
  Oracle Corp. (a)......................................................          66,458               1,204,884
  Red Hat, Inc. (a).....................................................          20,300                 458,100
                                                                                                  --------------
                                                                                                       2,751,753
                                                                                                  --------------

  TOBACCO   1.0%
  Altria Group, Inc. .....................................................        13,640               1,197,728
                                                                                                  --------------
  WIRELESS TELECOMMUNICATION SERVICES   1.2%
  America Movil, SA de CV, Ser L - ADR (Mexico) ..........................        18,126                 866,242
  Sprint Nextel Corp. ....................................................        30,674                 581,579
                                                                                                  --------------
                                                                                                       1,447,821
                                                                                                  --------------
  TOTAL LONG-TERM INVESTMENTS   98.5%
    (Cost $98,757,336)......................................................................         115,594,593
                                                                                                  --------------
  REPURCHASE AGREEMENTS  1.3%
  Citigroup Global Markets, Inc. ($400,253 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.30%, dated 03/30/07, to be sold on 04/02/07 at $400,430)  ...........................             400,253
  State Street Bank & Trust Co. ($1,119,747 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.13%, dated 03/30/07, to be sold on 04/02/07 at $1,120,225)...........................           1,119,747
                                                                                                  --------------

  TOTAL REPURCHASE AGREEMENTS   1.3%
    (Cost $1,520,000).......................................................................           1,520,000
                                                                                                  --------------
  TOTAL INVESTMENTS  99.8%
    (Cost $100,277,336).....................................................................         117,114,593

  OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%...............................................             220,060
                                                                                                  --------------
  NET ASSETS 100.0%.........................................................................      $  117,334,653
                                                                                                  ==============

  Percentages are calculated as a percentage of net assets.
  (a) Non-income producing security as this stock currently does not declare dividends.
  (b) All or a portion of this security has been physically segregated in connection with open futures contracts.


  ADR - American Depositary Receipt

  FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:
                                                                                                    UNREALIZED
                                                                                                  APPRECIATION/
                                                                            CONTRACTS              DEPRECIATION
  LONG CONTRACTS:
  S&P 500 Index Futures, June 2007 (Current Notional
     Value of $357,800 per contract) ..................................           5                  $  14,671
  S&P Mini 500 Index Futures, June 2007 (Current Notional
     Value of $71,560 per contract) ...................................          10                       (795)
                                                                              -----                  ---------
                                                                                 15                  $  13,876
                                                                              =====                  =========

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments March 31, 2007 (Unaudited)

PAR
AMOUNT
(000)       DESCRIPTION                                      COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS   26.9%
$  1,115 American Home Mortgage
            Assets (a) ................................      5.550%       09/25/46    $  1,119,289
   1,504 American Home Mortgage
            Assets (a) ................................      5.580        10/25/46       1,504,492
   1,100 American Home Mortgage
            Investment Trust (a) ......................      5.560        04/25/37       1,100,000
   1,128 Bear Stearns Mortgage Funding
            Trust (a) .................................      5.500        03/25/36       1,121,733
   1,284 Bear Stearns Mortgage Funding
            Trust (a) .................................      5.530        04/25/36       1,285,873
     944 Bear Stearns Mortgage Funding
            Trust (a) .................................      5.570        07/25/36         942,444
   3,076 Countrywide Alternative Loan
            Trust (b) .................................      0.478        02/25/37         162,436
   9,882 Countrywide Alternative Loan
            Trust (b) .................................      1.579        10/25/36         491,176
   7,451 Countrywide Alternative Loan
            Trust (b) .................................      2.031        09/25/35         164,147
   4,268 Countrywide Alternative Loan
            Trust (b) .................................      2.476        03/20/46         196,624
     949 Countrywide Alternative Loan
            Trust (a) .................................      5.480        09/25/35         946,788
   1,492 Countrywide Alternative Loan
            Trust (a) .................................      5.500        04/25/47       1,491,087
     868 Countrywide Alternative Loan
            Trust (a) .................................      5.510        11/25/46         870,384
   1,390 Countrywide Alternative Loan
            Trust (a) .................................      5.550        07/25/46       1,394,519
     828 Countrywide Alternative Loan
            Trust (a) .................................      5.570        10/25/36         827,952
     807 Countrywide Alternative Loan
            Trust (a) .................................      5.579        05/25/36         809,298
   1,019 Countrywide Alternative Loan
            Trust (a) .................................      5.590        04/25/36       1,023,281

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   1,080 Countrywide Alternative Loan
             Trust (a) .................................      5.620%       03/20/46     $ 1,082,377
    3,618 Countrywide Home Loans (b) ...................      1.385        10/25/34          73,500
    1,041 Countrywide Home Loans (a) ...................      5.590        04/25/35       1,043,724
    1,288 Countrywide Home Loans (a) ...................      5.619        04/25/46       1,290,582
    1,157 DSLA Mortgage Loan Trust (a) .................      5.520        09/19/36       1,159,637
      969 DSLA Mortgage Loan Trust (a) .................      5.923        04/19/47         969,558
      309 Federal Home Loan Mortgage
             Corp. (b) .................................      6.000        05/01/31          59,731
      285 Federal Home Loan Mortgage
             Corp. (b) .................................      6.500        04/01/28          60,598
       79 Federal Home Loan Mortgage
             Corp. (b) .................................      8.000        06/01/31          17,317
      776 Federal Home Loan Mortgage
             Corp. (REMIC) (b)(c) ......................      1.625        06/17/27          40,414
      742 Federal Home Loan Mortgage
             Corp. (REMIC) (a) .........................      5.470        09/25/45         741,970
      514 Federal Home Loan Mortgage
             Corp. (REMIC) (b) .........................      5.000        12/15/16          45,499
      742 Federal Home Loan Mortgage
             Corp. (REMIC) (a) .........................      5.920        03/15/34         752,889
      106 Federal Home Loan Mortgage
             Corp. (REMIC) (b) .........................      6.000        05/15/30           1,687
    1,494 Federal National Mortgage
             Association ...............................      5.500        11/25/43       1,485,917
      794 Federal National Mortgage
             Association (a) ...........................      5.520        05/25/35         796,638
      407 Federal National Mortgage
             Association (a) ...........................      5.952        05/28/35         408,128
       37 Federal National Mortgage
             Association (a) ...........................      5.962        05/28/35          37,412

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     750 Federal National Mortgage
             Association ...............................      6.022%       11/25/10     $   776,823
      215 Federal National Mortgage
             Association (b) ...........................      6.500        06/01/31          47,133
       56 Federal National Mortgage
             Association (b) ...........................      7.000        03/01/32          13,634
       66 Federal National Mortgage
             Association (b) ...........................      8.000        05/01/30          15,285
    1,512 Federal National Mortgage
             Association (REMIC) (a) ...................      4.812        11/25/28       1,515,943
    7,641 Federal National Mortgage
             Association (REMIC) (a) ...................      5.380        12/25/36       7,636,331
      736 Federal National Mortgage
             Association (REMIC) (a) ...................      5.720        12/18/32         743,451
      947 Federal National Mortgage ....................                08/25/32 to
             Association (REMIC) (b) ...................      6.000        07/25/33         164,338
    1,512 Federal National Mortgage
             Association (REMIC) (b) ...................      6.500        05/25/33         326,040
      277 Federal National Mortgage
             Association (REMIC) (b) ...................      7.000        04/25/33          65,194
      204 Government National Mortgage
             Association (b)(c) ........................      2.080        05/16/32          10,516
      450 Government National Mortgage .................                04/16/29 to
             Association (REMIC) (b)(c) ................      2.680        05/16/32          23,594
      488 Government National Mortgage
             Association (b)(c) ........................      3.080        06/16/27          10,892
    2,368 Greenpoint Mortgage Funding
             Trust (b) .................................      1.945        10/25/45          56,990
    5,625 Greenpoint Mortgage Funding
             Trust (b) .................................      2.008        08/25/45          82,399
    7,000 Greenpoint Mortgage Funding
             Trust (b) .................................      2.072        06/25/45          91,118
        2 Harborview Mortgage Loan .....................                07/20/36 to
             Trust (d) .................................          *        03/19/37           1,546

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   3,957 Harborview Mortgage Loan
             Trust (b) .................................      1.976%       06/19/35     $    89,658
    3,701 Harborview Mortgage Loan
             Trust (b) .................................      2.276        05/19/35          88,470
    5,864 Harborview Mortgage Loan
             Trust (b) .................................      2.613        01/19/36         146,589
    4,172 Harborview Mortgage Loan
             Trust (b) .................................      2.634        03/19/37         183,811
    7,320 Harborview Mortgage Loan
             Trust (b) .................................      2.718        07/19/47         264,199
    2,216 Harborview Mortgage Loan
             Trust (b) .................................      2.847        01/19/36          63,022
      417 Harborview Mortgage Loan
             Trust (a) .................................      5.409        12/19/37         417,750
    1,226 Harborview Mortgage Loan
             Trust (a) .................................      5.500        04/19/38       1,226,074
      955 Harborview Mortgage Loan
             Trust (a) .................................      5.510        12/19/37         956,504
    1,178 Harborview Mortgage Loan
             Trust (a) .................................      5.600        10/19/46       1,183,835
    1,444 Harborview Mortgage Loan
             Trust (a) .................................      6.983        01/19/36       1,474,665
    3,078 Indymac Index Mortgage Loan
             Trust (b) .................................      1.714        07/25/35          97,638
    1,037 Indymac Index Mortgage Loan
             Trust (a) .................................      5.570        05/25/36       1,041,721
      834 Indymac Index Mortgage Loan
             Trust (a) .................................      5.700        10/25/36         838,462
    1,137 Luminent Mortgage Trust (a) ..................      5.560        10/25/46       1,141,638
      786 Residential Accredit Loans,
             Inc. (a) ..................................      5.510        01/25/46         790,582
    1,725 Residential Accredit Loans,
             Inc. (a) ..................................      5.520        02/25/47       1,725,000

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   1,037 Residential Accredit Loans,
             Inc. (a) ..................................     5.550%        06/25/46     $ 1,036,606
    1,312 Residential Accredit Loans,
             Inc. (a) ..................................      5.590        02/25/46       1,314,534
      458 Structured Asset Mortgage
             Investments, Inc. (a) .....................      5.510        02/25/36         458,594
    1,240 Structured Asset Mortgage
             Investments, Inc. (a) .....................      5.520        10/25/36       1,243,250
    2,425 Structured Asset Mortgage
             Investments, Inc. (a) .....................      5.550        08/25/36       2,432,783
   13,100 Washington Mutual, Inc. (b) ..................      0.482        10/25/44          81,613
    9,300 Washington Mutual, Inc. (b) ..................      0.609        07/25/44          58,833
    9,017 Washington Mutual, Inc. (b) ..................      0.653        01/25/45         135,260
    5,600 Washington Mutual, Inc. (b) ..................      0.654        06/25/44          35,425
      608 Washington Mutual, Inc. (a) ..................      5.659        11/25/45         609,692
      565 Washington Mutual, Inc. (a) ..................      5.680        07/25/45         567,054
      814 Washington Mutual, Inc. (a) ..................      5.923        05/25/46         814,454
      788 Washington Mutual, Inc. (a) ..................      6.260        04/25/46         789,104
                                                                                        -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   26.9% ......                                 58,407,148
                                                                                        -----------
MORTGAGE BACKED SECURITIES   9.5%
       51 Federal Home Loan Mortgage ...................                06/01/29 to
             Corp ......................................      6.000        09/01/29          52,103
       49 Federal Home Loan Mortgage
             Corp ......................................      6.500        06/01/29          50,379
    1,089 Federal Home Loan Mortgage ...................                08/01/24 to
             Corp ......................................      7.500        08/01/31       1,140,335
        4 Federal Home Loan Mortgage
             Corp ......................................      8.000        09/01/24           4,220
    1,075 Federal National Mortgage
             Association ...............................      3.920        01/01/08       1,066,383
      108 Federal National Mortgage ....................                01/01/14 to
             Association ...............................      6.000        06/01/14         109,558

MORTGAGE BACKED SECURITIES (CONTINUED)
$     259 Federal National Mortgage ....................                06/01/09 to
             Association ...............................      6.500%       12/01/32     $   266,099
    7,113 Federal National Mortgage ....................                07/01/10 to
             Association ...............................      7.000        10/01/34       7,411,662
    1,077 Federal National Mortgage ....................                02/01/23 to
             Association ...............................      7.500        04/01/32       1,126,966
       15 Federal National Mortgage ....................                06/01/24 to
             Association ...............................      8.000        10/01/24          15,663
       27 Federal National Mortgage
             Association ...............................     11.000        11/01/20          29,823
      925 Federal National Mortgage
             Association, April ........................      7.000             TBA         954,195
    7,850 Federal National Mortgage
             Association, May ..........................      7.000             TBA       8,090,406
       75 Government National Mortgage .................                05/15/23 to
             Association ...............................      6.500        03/15/29          77,666
      160 Government National Mortgage .................                04/15/23 to
             Association ...............................      7.000        11/15/27         167,235
       26 Government National Mortgage .................                12/15/21 to
             Association ...............................      7.500        06/15/24          26,969
       23 Government National Mortgage .................                05/15/17 to
             Association ...............................      8.000        01/15/23          24,122
        8 Government National Mortgage
             Association ...............................      8.500        07/15/17           8,339
       26 Government National Mortgage .................                07/15/09 to
             Association ...............................      9.500        10/15/09          27,387
        2 Government National Mortgage
             Association ...............................     11.000        09/15/10           2,109
                                                                                        -----------
  TOTAL MORTGAGE BACKED SECURITIES   9.5% .........................................      20,651,619
                                                                                        -----------
ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   10.0%
      222 Federal Home Loan Mortgage
             Corp ......................................      3.543        07/01/34         220,324
      483 Federal Home Loan Mortgage
             Corp ......................................      4.153        08/01/34         486,380

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$     227 Federal National Mortgage
             Association ...............................      3.625%       07/01/34     $   227,092
      246 Federal National Mortgage
             Association ...............................      4.161        09/01/34         247,609
      206 Federal National Mortgage
             Association ...............................      4.176        10/01/34         208,501
    1,029 Federal National Mortgage
             Association ...............................      4.347        02/01/34       1,037,653
      264 Federal National Mortgage
             Association ...............................      4.412        10/01/34         265,552
    2,275 Federal National Mortgage
             Association ...............................      5.473        12/01/36       2,286,570
      329 Federal National Mortgage
             Association ...............................      6.203        07/01/33         335,636
    1,353 Federal National Mortgage
             Association ...............................      6.918        03/01/36       1,393,720
    1,554 Federal National Mortgage
             Association ...............................      6.981        03/01/36       1,600,322
    1,725 Federal National Mortgage
             Association ...............................      7.349        03/01/36       1,123,292
    1,925 Federal National Mortgage
             Association ...............................      7.352        05/01/36       1,412,832
    1,287 Federal National Mortgage
             Association ...............................      7.387        07/01/36       1,327,936
    1,700 Federal National Mortgage
             Association ...............................      7.400        05/01/36       1,739,438
    3,325 Federal National Mortgage
             Association ...............................      7.402        04/01/36       2,961,751
    1,666 Federal National Mortgage
             Association ...............................      7.415        05/01/36       1,712,287
    2,140 Federal National Mortgage
             Association ...............................      7.439        04/01/36       2,206,274

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$     739 Federal National Mortgage
             Association ...............................      7.741%       03/01/36     $   762,034
                                                                                        -----------
  TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 10.0% ..........................      21,555,203
                                                                                        -----------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   5.9%
    4,400 Federal Home Loan Bank .......................      3.000        04/15/09       4,243,804
    3,150 Federal Home Loan Mortgage
             Corp ......................................      6.625        09/15/09       3,279,424
      350 Federal National Mortgage
             Association ...............................      7.125        06/15/10         374,143
    1,985 Financing Corp. ..............................      9.650        11/02/18       2,772,942
      700 Financing Corp. ..............................      9.800        04/06/18         978,505
      960 Tennessee Valley Authority ...................      7.125        05/01/30       1,189,272
                                                                                        -----------

  TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS ...............................      12,838,090
                                                                                        -----------

UNITED STATES TREASURY OBLIGATIONS   25.5%
    3,800 United States Treasury Bonds .................      5.250        11/15/28       3,966,847
      300 United States Treasury Bonds .................      6.125        08/15/29         349,008
    1,500 United States Treasury Bonds .................      7.625        11/15/22       1,941,798
    1,000 United States Treasury Bonds .................      8.000        11/15/21       1,321,875
    1,800 United States Treasury Bonds .................      8.125        08/15/19       2,351,250
    9,120 United States Treasury Bonds .................      8.125        08/15/21      12,139,577
      800 United States Treasury Bonds .................      8.750        08/15/20       1,103,563
    1,250 United States Treasury Bonds .................      9.250        02/15/16       1,663,965
      350 United States Treasury Bonds .................     10.375        11/15/12         361,280
      700 United States Treasury Bonds .................     12.000        08/15/13         766,910
   10,000 United States Treasury Notes .................      3.125        05/15/07       9,979,690
    7,100 United States Treasury Notes .................      3.875        02/15/13       6,860,098
      500 United States Treasury Notes .................      4.750        11/15/08         500,391
    5,700 United States Treasury Notes ..................     4.750        05/15/14       5,753,215

UNITED STATES TREASURY OBLIGATIONS (CONTINUED)
$   6,100 United States Treasury Notes ..................     5.125%       06/30/11    $  6,236,774
                                                                                       ------------
  TOTAL UNITED STATES TREASURY OBLIGATIONS ........................................      55,296,241
                                                                                       ------------
  TOTAL LONG-TERM INVESTMENTS   77.8%
     (Cost $167,665,674) ..........................................................     168,748,301
                                                                                       ------------

DESCRIPTION                             CONTRACTS   EXPIRATION DATE   EXERCISE PRICE   MARKET VALUE
---------------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.1%

90-day Euro Futures December, 2007 .........  553            Dec-07          94.750     $    89,863
90-day Euro Futures December, 2007 .........   31            Dec-07          94.500           1,356
90-day Euro Futures September, 2007 ........   64           Sept-07          94.750          10,000
Eurodollar Futures, June 2007 ..............  459           June-07          94.250           2,869
Eurodollar Futures, June 2007 ..............   62           June-07          94.500             387
Eurodollar Futures, June 2007 ..............   27           June-07          94.750           5,062
                                                                                       ------------
TOTAL PURCHASED OPTIONS
  (Cost $289,554) .................................................................         109,537
                                                                                       ------------

SHORT-TERM INVESTMENTS   25.3%

REPURCHASE AGREEMENTS   25.1%
Citigroup Global Markets, Inc. ($14,332,232 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.30%, dated 03/30/07, to be sold on 04/02/07 at $14,338,563) ..................      14,332,232
State Street Bank & Trust Co. ($40,095,768 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.13%, dated 03/30/07, to be sold on 04/02/07 at $40,112,908) ..................      40,095,768
                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS .......................................................      54,428,000
                                                                                       ------------

GOVERNMENT OBLIGATIONS   0.2%
United States Treasury Bill ($550,000 par, yielding 4.984%, 07/12/07
   maturity)  (e) ..............................................................            542,341
                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS   25.3%
  (Cost $54,970,341) ...........................................................         54,970,341
                                                                                       ------------

TOTAL INVESTMENTS  103.2%
  (Cost $222,925,569) ..........................................................        223,828,179

LIABILITIES IN EXCESS OF OTHER ASSETS  (3.2%) ..................................        (6,964,715)
                                                                                       ------------

NET ASSETS 100.0% ..............................................................       $216,863,464
                                                                                       ------------

Percentages are calculated as a percentage of net assets.
*   Zero coupon bond
(a) Floating Rate Coupon
(b) IO - Interest Only
(c) Inverse Floating Rate Coupon
(d) PO - Principal Only
(e) All or a portion of this security has been physically segregated in connection with open futures contracts.

The obligations of certain U.S. Government sponsored entities are neither issued nor guaranteed by the United States Treasury.


REMIC - Real Estate Mortgage Investment Conduits
TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                                     UNREALIZED
                                                                                    APPRECIATION/
                                                                   CONTRACTS        DEPRECIATION
 LONG CONTRACTS:
   U.S. Treasury Notes 2-Year Futures, June 2007
     (Current Notional Value of $204,891 per contract) .........          129        $   (48,638)
    U.S. Treasury Notes 5-Year Futures, June 2007
     (Current Notional Value of $105,797 per contract) .........           10             (2,059)
   U.S. Treasury Bonds Futures, June 2007 (Current
     Notional Value of $111,250 per contract) ..................          284           (162,492)
SHORT CONTRACTS:
   U.S. Treasury Notes 10-Year Futures, June 2007
     (Current Notional Value of $108,125 per contract) .........            3             (1,133)
   U.S. Treasury Notes 10-Year Futures, June 2007
     (Current Notional Value of $108,125 per contract) .........           71             39,783
                                                                   ----------        -----------
                                                                         497$           (174,539)
                                                                   ----------        -----------

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

                                                                      NUMBER OF
  DESCRIPTION                                                           SHARES          VALUE
  ------------------------------------------------------------------------------------------------
  COMMON STOCKS  94.2%
  AEROSPACE & DEFENSE  1.7%
  Northrop Grumman Corp. ...................................            135,250      $  10,038,255
  Raytheon Co. .............................................            461,130         24,190,880
                                                                                     -------------
                                                                                        34,229,135
                                                                                     -------------
  AUTOMOBILE MANUFACTURERS  1.2%
  Ford Motor Co. ...........................................          1,248,830          9,853,269
  Honda Motor Co., Ltd. - ADR (Japan) ......................            408,900         14,258,343
                                                                                     -------------
                                                                                        24,111,612
                                                                                     -------------
  BIOTECHNOLOGY  0.4%
  Applera Corp. - Applied Biosystems Group .................            261,480          7,731,964
                                                                                     -------------

  BROADCASTING & CABLE TV  1.0%
  Clear Channel Communications, Inc. .......................            222,977          7,813,114
  Comcast Corp., Class A (a) ...............................            507,320         13,164,954
                                                                                     -------------
                                                                                        20,978,068
                                                                                     -------------
  COMMUNICATIONS EQUIPMENT  0.8%
  Alcatel-Lucent - ADR (France) ............................          1,321,150         15,615,993
                                                                                     -------------

  COMPUTER HARDWARE  0.4%
  Hewlett-Packard Co. ......................................            176,045          7,066,446
                                                                                     -------------

  DIVERSIFIED CHEMICALS  4.3%
  Bayer AG - ADR (Germany) .................................            992,610         63,497,261
  Du Pont (E.I.) de Nemours & Co. ..........................            451,960         22,340,383
                                                                                     -------------
                                                                                        85,837,644
                                                                                     -------------
  DRUG RETAIL  0.2%
  Rite Aid Corp. (a) .......................................            598,490          3,453,287
                                                                                     -------------

  ELECTRIC UTILITIES  4.5%
  American Electric Power Co., Inc. ........................            498,550         24,304,313
  Entergy Corp. ............................................            377,228         39,578,762
  FirstEnergy Corp. ........................................            390,060         25,837,574
                                                                                     -------------
                                                                                        89,720,649
                                                                                     -------------
  FOOD RETAIL  0.3%
  SUPERVALU, Inc. ..........................................            138,610          5,415,493
                                                                                     -------------

  GOLD  1.1%
  Newmont Mining Corp. .....................................            526,620         22,112,774
                                                                                     -------------

  HEALTH CARE EQUIPMENT  0.6%
  Boston Scientific Corp. (a) ..............................            821,510         11,944,755
                                                                                     -------------

  HOME IMPROVEMENT RETAIL  1.0%
  Home Depot, Inc. .........................................            564,680         20,746,343
                                                                                     -------------

  HOUSEHOLD PRODUCTS  1.6%
  Kimberly-Clark Corp. .....................................            145,230          9,946,803
  Procter & Gamble Co. .....................................            339,110         21,418,187
                                                                                     -------------
                                                                                        31,364,990
                                                                                     -------------
  HYPERMARKETS & SUPER CENTERS  1.6%
  Wal-Mart Stores, Inc. ....................................            697,500         32,747,625
                                                                                     -------------

  INDUSTRIAL CONGLOMERATES  6.4%
  General Electric Co. .....................................          1,449,820         51,265,635
  Siemens AG - ADR (Germany) ...............................            360,430         38,638,096
  Tyco International, Ltd. (Bermuda) .......................          1,209,050         38,145,528
                                                                                     -------------
                                                                                       128,049,259
                                                                                     -------------
  INDUSTRIAL MACHINERY  0.3%
  Ingersoll-Rand Co., Ltd., Class A (Bermuda) ..............            119,160          5,167,969
                                                                                     -------------

  INSURANCE BROKERS  2.2%
  Marsh & McLennan Co., Inc. ...............................          1,524,480         44,652,019
                                                                                     -------------

  INTEGRATED OIL & GAS  4.4%
  ConocoPhillips ...........................................            447,800         30,607,130
  Exxon Mobil Corp. ........................................            261,290         19,714,331
  Occidental Petroleum Corp. ...............................            130,300          6,425,093
  Royal Dutch Shell PLC - ADR (United Kingdom) .............            464,950         30,826,185
                                                                                     -------------
                                                                                        87,572,739
                                                                                     -------------
  INTEGRATED TELECOMMUNICATION SERVICES  3.6%
  Embarq Corp. .............................................            197,228         11,113,798
  France Telecom - ADR (France) ............................            562,200         14,842,080
  Verizon Communications, Inc. .............................          1,228,203         46,573,458
                                                                                     -------------
                                                                                        72,529,336
                                                                                     -------------

  INTERNET RETAIL  0.6%
  Amazon.com, Inc. (a) .....................................            309,930         12,332,115
                                                                                     -------------

  INTERNET SOFTWARE & SERVICES  1.1%
  Yahoo!, Inc. (a) .........................................            699,390         21,883,913
                                                                                     -------------

  INVESTMENT BANKING & BROKERAGE  3.5%
  Charles Schwab Corp. .....................................          1,557,810         28,492,345
  Goldman Sachs Group, Inc. ................................             21,510          4,444,611
  Merrill Lynch & Co., Inc. ................................            446,130         36,435,437
                                                                                     -------------
                                                                                        69,372,393
                                                                                     -------------
  LIFE & HEALTH INSURANCE  0.5%
  Aegon N.V. (Netherlands) .................................            489,360          9,757,838
                                                                                     -------------

  MANAGED HEALTH CARE  0.9%
  Cigna Corp. ..............................................            120,750         17,226,195
                                                                                     -------------

  MOVIES & ENTERTAINMENT  4.4%
  Time Warner, Inc. ........................................          2,593,080         51,135,537
  Viacom, Inc., Class B (a) ................................            908,480         37,347,613
                                                                                     -------------
                                                                                        88,483,150
                                                                                     -------------
  MULTI-LINE INSURANCE  1.1%
  Hartford Financial Services Group, Inc. ..................            219,550         20,984,589
                                                                                     -------------

  OIL & GAS EQUIPMENT & SERVICES  1.2%
  Schlumberger, Ltd. (Netherlands Antilles) ................            339,350         23,449,085
                                                                                     -------------

  OIL & GAS STORAGE & TRANSPORTATION  0.5%
  Williams Cos., Inc. ......................................            355,300         10,111,838
                                                                                     -------------

  OTHER DIVERSIFIED FINANCIAL SERVICES  7.8%
  Bank of America Corp. ....................................            492,194         25,111,738
  Citigroup, Inc. ..........................................          1,189,140         61,050,447
  JPMorgan Chase & Co. .....................................          1,439,897         69,662,217
                                                                                     -------------
                                                                                       155,824,402
                                                                                     -------------

  PACKAGED FOODS & MEATS  3.8%
  Cadbury Schweppes PLC - ADR (United Kingdom) .............            531,500         27,303,155
  ConAgra Foods, Inc. ......................................            300,610          7,488,195
  Kraft Foods, Inc., Class A ...............................            422,160         13,365,586
  Unilever N.V. (Netherlands) ..............................            934,760         27,313,687
                                                                                     -------------
                                                                                        75,470,623
                                                                                     -------------
  PHARMACEUTICALS  14.8%
  Abbott Laboratories ......................................            891,440         49,742,352
  Bristol-Myers Squibb Co. .................................          1,451,500         40,293,640
  Eli Lilly & Co. ..........................................            765,080         41,092,447
  GlaxoSmithKline PLC - ADR (United Kingdom) ...............            249,940         13,811,684
  Pfizer, Inc. .............................................            972,430         24,563,582
  Roche Holdings AG - ADR (Switzerland) ....................            388,570         34,216,308
  Sanofi Aventis - ADR (France) ............................            175,220          7,592,090
  Schering-Plough Corp. ....................................          2,072,250         52,863,098
  Wyeth ....................................................            636,340         31,836,090
                                                                                     -------------
                                                                                       296,011,291
                                                                                     -------------
  PROPERTY & CASUALTY INSURANCE  4.1%
  Chubb Corp. ..............................................            558,520         28,858,729
  Travelers Cos., Inc. .....................................            675,360         34,963,387
  XL Capital, Ltd., Class A (Cayman Islands) ...............            249,290         17,440,328
                                                                                     -------------
                                                                                        81,262,444
                                                                                     -------------
  REGIONAL BANKS  1.8%
  Fifth Third Bancorp ......................................            434,700         16,818,543
  PNC Financial Services Group, Inc. .......................            267,350         19,241,180
                                                                                     -------------
                                                                                        36,059,723
                                                                                     -------------
  RESTAURANTS  0.6%
  McDonald's Corp. .........................................            249,920         11,258,896
                                                                                     -------------

  SEMICONDUCTORS  1.3%
  Intel Corp. ..............................................            656,581         12,560,395
  Micron Technology, Inc. (a) ..............................          1,035,350         12,507,028
                                                                                     -------------
                                                                                        25,067,423
                                                                                     -------------

  SOFT DRINKS  1.7%
  Coca-Cola Co. ............................................            708,940         34,029,120
                                                                                    --------------

  SPECIALIZED CONSUMER SERVICES  0.1%
  H&R Block, Inc. ..........................................            132,120          2,779,805
                                                                                    --------------

  SPECIALTY STORES  0.3%
  Office Depot, Inc. (a) ...................................            195,620          6,874,087
                                                                                    --------------

  SYSTEMS SOFTWARE  1.4%
  Symantec Corp. (a) .......................................          1,623,010         28,078,073
                                                                                    --------------

  THRIFTS & MORTGAGE FINANCE  2.1%
  Freddie Mac ..............................................            688,460         40,956,485
                                                                                    --------------

  TOBACCO  1.6%
  Altria Group, Inc. .......................................            366,820         32,210,464
                                                                                    --------------

  WIRELESS TELECOMMUNICATION SERVICES  1.4%
  Sprint Nextel Corp. ......................................          1,458,996         27,662,564
                                                                                    --------------

  TOTAL COMMON STOCKS  94.2% ....................................................    1,878,194,616
                                                                                    --------------

  INVESTMENT COMPANIES  0.6%
  iShares MSCI Japan Index Fund ............................            806,650         11,752,891
                                                                                    --------------

  TOTAL LONG-TERM INVESTMENTS  94.8%
    (Cost $1,553,108,514) .......................................................    1,889,947,507
                                                                                    --------------

  REPURCHASE AGREEMENTS  5.7%
  Citigroup Global Markets, Inc. ($30,051,132 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.30%, dated 03/30/07, to be sold on 04/02/07 at $30,064,405)  .............       30,051,132
  State Street Bank & Trust Co. ($84,070,868 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.13%, dated 03/30/07, to be sold on 04/02/07 at $84,106,808)  .............       84,070,868
                                                                                    --------------

  TOTAL REPURCHASE AGREEMENTS
    (Cost $114,122,000)..........................................................      114,122,000
                                                                                    --------------
  TOTAL INVESTMENTS  100.5%
    (Cost $1,667,230,514)........................................................    2,004,069,507

  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.5%)..................................      (11,023,437)
                                                                                    --------------

  NET ASSETS  100.0%.............................................................   $1,993,046,070
                                                                                    ==============


  Percentages are calculated as a percentage of net assets.

  (a) Non-income producing security as this stock currently does not declare dividends.

  ADR - American Depositary Receipt

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS | MARCH 31, 2007 (UNAUDITED)

PAR                                                                    YIELD ON
AMOUNT                                                                  DATE OF       AMORTIZED
(000)     DESCRIPTION                                      MATURITY    PURCHASE          COST
------------------------------------------------------------------------------------------------
          COMMERCIAL PAPER   67.2%
$ 2,200   Abbey National LLC ...........................    05/24/07     5.301%     $  2,183,061
  2,700   American Express Credit Corp..................    04/09/07     5.290         2,696,868
  2,900   American General Finance Corp.................    04/17/07     5.280         2,893,220
  1,500   Bank of America Corp. ........................    04/27/07     5.282         1,494,313
  2,600   DaimlerChrysler Revolving Auto
             Conduit LLC, Series II ....................    04/24/07     5.310         2,591,296
  2,800   Goldman Sachs Group, Inc. (The)...............    05/01/07     5.256         2,787,843
  3,000   HSBC Finance Corp. ...........................    05/17/07     5.273         2,979,952
  2,900   ING (US) Funding LLC .........................    05/29/07     5.299         2,875,518
  2,600   Marshall & Ilsley Corp. ......................    06/11/07     5.306         2,573,079
  1,000   New Center Asset Trust .......................    04/02/07     5.392           999,850
  2,700   Nordea North America, Inc. ...................    04/27/07     5.290         2,689,802
  2,500   Prudential Funding LLC  ......................    04/03/07     5.305         2,499,264
  2,650   Sanpaolo IMI US Financial Co..................    04/02/07     5.382         2,649,604
  3,000   Siemens Capital LLC ..........................    04/12/07     5.275         2,995,178
  2,900   Swedbank .....................................    05/15/07     5.283         2,881,463
  2,800   Toyota Motor Credit Corp. ....................    04/18/07     5.278         2,793,085
  1,007   UBS Finance (Delaware) LLC ...................    04/19/07     5.300         1,004,359
                                                                                    ------------
          TOTAL COMMERCIAL PAPER ...............................................      41,587,755
                                                                                    ------------


          FLOATING RATE NOTES   32.3%
  2,500   Bank of New York .............................    11/16/07     5.335*        2,500,376
  2,500   Citigroup, Inc. ..............................    06/04/07     5.408*        2,500,474
  2,600   General Electric Capital Corp.................    01/15/08     5.410*        2,601,988
  2,500   Lehman Brothers Holdings, Inc.................    06/26/07     5.330*        2,500,085
  2,400   National City Bank ...........................    04/02/07     5.410*        2,400,001
  2,500   SunTrust Bank, NA ............................    11/19/07     5.290*        2,500,061
  2,500   US Bank, NA  Cincinnati ......................    09/10/07     5.370*        2,500,870
  2,500   Wachovia Corp. ...............................    07/20/07     5.440*        2,501,150
                                                                                    ------------

          TOTAL FLOATING RATE NOTES ............................................      20,005,005
                                                                                    ------------

TOTAL INVESTMENTS   99.5% (a)                                                         61,592,760

OTHER ASSETS IN EXCESS OF LIABILITIES   0.5% ...................................         289,905
                                                                                    ------------

NET ASSETS   100.0% ............................................................    $ 61,882,665
                                                                                    ============

Percentages are calculated as a percentage of net assets.

 *  Yield in effect as of March 31, 2007.

(a) At March 31, 2007, cost is identical for both book and federal income tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments - March 31, 2007 (Unaudited)


                                                         NUMBER OF
DESCRIPTION                                                SHARES                   VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS  96.9%
ADVERTISING  0.9%
Omnicom Group, Inc. ..................................       3,740              $   382,901
                                                                                -----------

AEROSPACE & DEFENSE  4.4%
BE Aerospace, Inc. (a) ...............................      11,660                  369,622
Precision Castparts Corp. ............................      11,210                1,166,401
Rockwell Collins, Inc. ...............................       5,600                  374,808
                                                                                -----------
                                                                                  1,910,831
                                                                                -----------
AGRICULTURAL PRODUCTS  0.6%
Archer-Daniels-Midland Co. ...........................       7,470                  274,149
                                                                                -----------

AIR FREIGHT & LOGISTICS  0.5%
Expeditors International of Washington, Inc. .........       5,600                  231,392
                                                                                -----------

APPAREL, ACCESSORIES & LUXURY GOODS  4.1%
Coach, Inc. (a) ......................................      22,410                1,121,621
Phillips-Van Heusen Corp. ............................       7,470                  439,236
Polo Ralph Lauren Corp., Class A .....................       2,520                  222,138
                                                                                -----------
                                                                                  1,782,995
                                                                                -----------
APPAREL RETAIL  0.5%
Aeropostale, Inc. (a) ................................       5,450                  219,253
                                                                                -----------

APPLICATION SOFTWARE  2.0%
Adobe Systems, Inc. (a) ..............................       9,340                  389,478
FactSet Research Systems, Inc. .......................       3,740                  235,059
Nuance Communications, Inc. (a) ......................      14,640                  224,138
                                                                                -----------
                                                                                    848,675
                                                                                -----------
ASSET MANAGEMENT & CUSTODY BANKS  2.9%
Fortress Investment Group, LLC., Class A .............      27,050                  775,794
Janus Capital Group, Inc. ............................      22,410                  468,593
                                                                                -----------
                                                                                  1,244,387
                                                                                -----------
AUTO PARTS & EQUIPMENT  0.8%
Johnson Controls, Inc. ...............................       3,740                  353,879
                                                                                -----------

BIOTECHNOLOGY  5.8%
Amylin Pharmaceuticals, Inc. (a) .....................       9,600                  358,656


BIOTECHNOLOGY (CONTINUED)
BioMarin Pharmaceuticals, Inc. (a) ...................      24,280                  419,073
Celgene Corp. (a) ....................................       6,540                  343,089
InterMune, Inc. (a) ..................................      14,940                  368,420
United Therapeutics Corp. (a) ........................      10,960                  589,429
Vertex Pharmaceuticals, Inc. (a) .....................      15,630                  438,265
                                                                                -----------
                                                                                  2,516,932
                                                                                -----------
CASINOS & GAMING  1.7%
International Game Technology ........................      13,070                  527,767
MGM MIRAGE (a) .......................................       3,150                  218,988
                                                                                -----------
                                                                                    746,755
                                                                                -----------
COMMUNICATIONS EQUIPMENT  1.9%
F5 Networks, Inc. (a) ................................       7,660                  510,769
Polycom, Inc. (a) ....................................       9,340                  311,302
                                                                                -----------
                                                                                    822,071
                                                                                -----------
COMPUTER & ELECTRONICS RETAIL  0.6%
GameStop Corp., Class A (a) ..........................       7,440                  242,321
                                                                                -----------

COMPUTER STORAGE & PERIPHERALS  0.9%
Network Appliance, Inc. (a) ..........................      11,210                  409,389
                                                                                -----------

CONSTRUCTION & ENGINEERING  1.5%
Chicago Bridge & Iron Co., N.V. (Netherlands) ........      11,210                  344,708
Quanta Services, Inc. (a) ............................      11,210                  282,716
                                                                                -----------
                                                                                    627,424
                                                                                -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.9%
AGCO Corp. (a) .......................................       9,730                  359,718
Manitowoc Co., Inc. ..................................       7,470                  474,569
Terex Corp. (a) ......................................       5,600                  401,856
                                                                                -----------
                                                                                  1,236,143
                                                                                -----------
CONSTRUCTION MATERIALS  0.7%
Texas Industries, Inc. ...............................       3,820                  288,525
                                                                                -----------

CONSUMER FINANCE  0.6%
First Marblehead Corp. ...............................       5,600                  251,384
                                                                                -----------


DATA PROCESSING & OUTSOURCED SERVICES  1.1%
Alliance Data Systems Corp. (a) ......................       7,470                  460,301
                                                                                -----------

DEPARTMENT STORES  2.5%
J.C. Penney Co., Inc. ................................       5,450                  447,772
Kohl's Corp. (a) .....................................       3,750                  287,288
Sears Holdings Corp. (a) .............................       1,870                  336,899
                                                                                -----------
                                                                                  1,071,959
                                                                                -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  2.1%
Corporate Executive Board Co. ........................       3,700                  281,052
Corrections Corp. of America (a) .....................       5,600                  295,736
Dun & Bradstreet Corp. ...............................       3,740                  341,088
                                                                                -----------
                                                                                    917,876
                                                                                -----------
EDUCATION SERVICES  1.1%
ITT Educational Services, Inc. (a) ...................       5,600                  456,344
                                                                                -----------

ELECTRICAL COMPONENTS & EQUIPMENT  0.9%
General Cable Corp. (a) ..............................       7,470                  399,122
                                                                                -----------

ELECTRIC UTILITIES  0.9%
FirstEnergy Corp. ....................................       5,600                  370,944
                                                                                -----------

ELECTRONIC EQUIPMENT MANUFACTURERS  2.5%
Amphenol Corp., Class A ..............................       5,600                  361,592
Itron, Inc. (a) ......................................       5,600                  364,224
Mettler-Toledo International, Inc. (a) ...............       3,770                  337,679
                                                                                -----------
                                                                                  1,063,495
                                                                                -----------
ELECTRONIC MANUFACTURING SERVICES  0.7%
Trimble Navigation Ltd. (a) ..........................      11,200                  300,608
                                                                                -----------

ENVIRONMENTAL & FACILITIES SERVICES  0.7%
Stericycle, Inc. (a) .................................       3,740                  304,810
                                                                                -----------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.7%
Agrium, Inc. (Canada) ................................       7,470                  286,325
                                                                                -----------


FOOD RETAIL  0.5%
Safeway, Inc. ........................................       6,020                  220,573
                                                                                -----------

GAS UTILITIES  0.8%
Questar Corp. ........................................       3,740                  333,645
                                                                                -----------

HEALTH CARE EQUIPMENT  4.7%
Hologic, Inc. (a) ....................................      20,550                1,184,502
Mentor Corp. .........................................       9,370                  431,020
Ventana Medical Systems, Inc. (a) ....................       9,340                  391,346
                                                                                -----------
                                                                                  2,006,868
                                                                                -----------
HEALTH CARE FACILITIES  0.6%
Brookdale Senior Living, Inc. ........................       5,600                  250,096
                                                                                -----------

HEALTH CARE SERVICES  1.2%
DaVita, Inc. (a) .....................................       9,340                  498,009
                                                                                -----------

HOTELS, RESORTS & CRUISE LINES  1.7%
Marriott International, Inc., Class A ................      14,940                  731,462
                                                                                -----------

HOUSEHOLD APPLIANCES  0.5%
Snap-On, Inc. ........................................       4,400                  211,640
                                                                                -----------

HUMAN RESOURCE & EMPLOYMENT SERVICES  0.6%
Watson Wyatt Worldwide, Inc., Class A ................       5,600                  272,440
                                                                                -----------

INDUSTRIAL GASES  0.6%
Airgas, Inc. .........................................       5,770                  243,205
                                                                                -----------

INDUSTRIAL MACHINERY  0.9%
Danaher Corp. ........................................       5,600                  400,120
                                                                                -----------

INTERNET SOFTWARE & SERVICES  2.7%
Akamai Technologies, Inc. (a) ........................      11,210                  559,603
Digital River, Inc. (a) ..............................       7,470                  412,718
ValueClick, Inc. (a) .................................       7,470                  195,191
                                                                                -----------
                                                                                  1,167,512
                                                                                -----------


INVESTMENT BANKING & BROKERAGE  2.6%
Charles Schwab Corp. .................................      28,020                  512,486
Investment Technology Group, Inc. (a) ................      14,940                  585,648
                                                                                -----------
                                                                                  1,098,134
                                                                                -----------
IT CONSULTING & OTHER SERVICES  1.1%
Cognizant Technology Solutions Corp., Class A (a) ....       5,600                  494,312
                                                                                -----------

LEISURE FACILITIES  0.8%
Life Time Fitness, Inc. (a) ..........................       6,310                  324,397
                                                                                -----------

LEISURE PRODUCTS  0.7%
Smith & Wesson Holding Corp. (a) .....................      22,410                  293,347
                                                                                -----------

OIL & GAS EQUIPMENT & SERVICES  4.6%
Cameron International Corp. (a) ......................       7,470                  469,041
Core Laboratories N.V. (Netherlands) (a) .............       3,740                  313,524
FMC Technologies, Inc. (a) ...........................       5,600                  390,656
Smith International, Inc. ............................      11,210                  538,641
Superior Energy Services, Inc. (a) ...................       7,470                  257,491
                                                                                -----------
                                                                                  1,969,353
                                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION  4.2%
Devon Energy Corp. ...................................       5,600                  387,632
Ultra Petroleum Corp. (a) ............................      18,680                  992,468
XTO Energy, Inc. .....................................       7,470                  409,431
                                                                                -----------
                                                                                  1,789,531
                                                                                -----------
PERSONAL PRODUCTS  0.5%
Bare Escentuals, Inc. (a) ............................       5,798                  207,974
                                                                                -----------

PHARMACEUTICALS  3.5%
Medicis Pharmaceutical Corp., Class A ................      11,210                  345,492
Shire PLC - ADR (United Kingdom) .....................      18,930                1,171,767
                                                                                -----------
                                                                                  1,517,259
                                                                                -----------
RESTAURANTS  0.5%
Burger King Holdings, Inc. ...........................      10,150                  219,240
                                                                                -----------

SEMICONDUCTOR EQUIPMENT  5.4%
ASML Holding N.V. (Netherlands) (a) ..................      22,410                  554,647


SEMICONDUCTOR EQUIPMENT (CONTINUED)
KLA-Tencor Corp. .....................................       8,430                  449,488
MEMC Electronic Materials, Inc. (a) ..................       9,340                  565,817
Tessera Technologies, Inc. (a) .......................       9,340                  371,172
Varian Semiconductor Equipment Associates, Inc. (a) ..       7,480                  399,282
                                                                                -----------
                                                                                  2,340,406
                                                                                -----------
SEMICONDUCTORS  1.7%
Broadcom Corp., Class A (a) ..........................      12,860                  412,420
NVIDIA Corp. (a) .....................................      11,560                  332,697
                                                                                -----------
                                                                                    745,117
SPECIALIZED FINANCE  1.6%
IntercontinentalExchange, Inc. (a) ...................       5,600                  684,376
                                                                                -----------

SPECIALTY CHEMICALS  0.9%
Ecolab, Inc. .........................................       9,500                  408,500
                                                                                -----------

STEEL  0.9%
Allegheny Technologies, Inc. .........................       3,830                  408,623
                                                                                -----------

SYSTEMS SOFTWARE  1.1%
Macrovision Corp. (a) ................................       7,470                  187,123
Sybase, Inc. (a) .....................................      11,210                  283,389
                                                                                -----------
                                                                                    470,512
TOBACCO  1.0%
Loews Corp. - Carolina Group .........................       5,600                  423,416
                                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES  4.5%
Crown Castle International Corp. (a) .................      14,940                  480,022
Leap Wireless International, Inc. (a) ................       3,820                  252,044
NII Holdings, Inc., Class B (a) ......................      11,210                  831,558
Vimpel-Communications - ADR (Russia) .................       3,830                  363,237
                                                                                -----------
                                                                                  1,926,861
                                                                                -----------
TOTAL LONG-TERM INVESTMENTS  96.9%
  (Cost $35,672,594) .....................................................       41,678,118


REPURCHASE AGREEMENTS  3.3%
Citigroup Global Markets, Inc. ($370,761 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $370,925) .............          370,761
State Street Bank & Trust Co. ($1,037,239 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $1,037,682) ...........        1,037,239
                                                                                -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,408,000) ......................................................        1,408,000
                                                                                -----------

TOTAL INVESTMENTS  100.2%
  (Cost $37,080,594) .....................................................       43,086,118

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%) ............................          (87,803)
                                                                                -----------

NET ASSETS 100.0% ........................................................      $42,998,315
                                                                                ===========


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Investment Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007